Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	$ 4,656	$ 4,049		$ 4,556
Additions	437	2,073		847
Depreciation expense	(1,259)	(1,444)		(1,354)
Disposals	(757)	(462)
Amortization disposals	(297)	(440)
Right-of-use assets at end of period	3,374	4,656		4,049
Lease liabilities at beginning of period	5,776	4,104
Current	1,247	1,014	[1]	900	[1]	$ 1,415
Lease liabilities	3,373	4,762	[1]	3,204	[1]	$ 3,208
Additions	437	1,750		732
Disposals on Lease Liabilities	(993)
Interest on lease contracts (see Note 15)	760	780		622
Foreign exchange loss (gain)	(297)	363		49
Payments	(1,063)	(1,221)		(1,922)
Lease liabilities at end of period	4,620	5,776		4,104
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	4,184	3,942		4,159
Additions	437	1,448		847
Depreciation expense	(1,151)	(1,184)		(1,064)
Disposals	(210)	(207)
Amortization disposals	(114)	(185)
Right-of-use assets at end of period	3,374	4,184		3,942
IT and office equipment
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	472	107		397
Additions	0	625		0
Depreciation expense	(108)	(260)		(290)
Disposals	(547)	(255)
Amortization disposals	(183)	(255)
Right-of-use assets at end of period	$ 0	$ 472		$ 107

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2